Acquisition	12 Months Ended
Dec. 31, 2018
Acquisition
Acquisition

4. Acquisition

In December 2018, the Group entered into an agreement with Telling Telecommunication Co., Ltd. (“Telling Telecom”), the sole shareholder of Yitian Xindong, to acquire 25.5% equity interest in Yitian Xindong for an aggregate purchase consideration of RMB144.1 million (US$21.0 million), subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020 (the “Acquisition”). If any of Yitian Xindong’s operating or financial performance targets in either 2019 or 2020 is not met, Telling Telecom will return part of the purchase consideration to the Group, which resulted in the recognition of a financial assets derived from the contingent returnable consideration. Yitian Xindong owns the Tadu APPs, which include but are not limited to Tadu Literature Application (“塔读文学”), Country Novel Application (“乡村小说”) and Peach Novel Application (“蜜桃小说”).  Tadu APPs have more than one million daily active users.

Concurrently, Telling Telecom also transferred another 25.5% equity interest in Yitian Xindong to Shenzhen Bingruixin Technology Co., Ltd. (“Bingruixin”), a third party, Bingruixin has granted an option that will allow the Group to acquire the 25.5% equity interest from Bingruixin for RMB144.1 million (US$21.0 million) before March 15, 2019, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020 (the “Call Option”). Concurrent with the Acquisition, Bingruixin agreed to entrust voting rights with respect to the 25.5% equity interest in Yitian Xindong to the Group (the “Voting Rights Entrustment”) from December 28, 2018 to March 15, 2019. Because of the Voting Rights Entrustment, the Group concluded that it would gain control over Yitian Xindong and would consolidate Yitian Xindong upon completion of the Acquisition. However, if the Group explicitly renounces the Call Option or does not exercise the Call Option before March 15, 2019, both the Call Option and the Voting Rights Entrustment will automatically expire.

On December 28, 2018, the Group completed the Acquisition and consolidated Yitian Xindong thereafter. Therefore, the Group had consolidated the balance sheet of Yitian Xindong as of December 31, 2018 and the operating results of Yitian Xindong for the 3-day period from December 29, 2018 to December 31, 2018, and recognized a noncontrolling interest for the 74.5% equity interest of Yitian Xindong owned by other shareholders.

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

	Amount	Amotization
	RMB	Period
Purchase consideration	144,100
Net assets acquired, excluding intangible assets and the related deferred tax (1)	21,803
Deferred tax assets	8,576
Less: valuation allowance	(8,576)
Amortizable intangible assets
—User base	5,100	0.8 year
—Trademark and domain name	38,300	10 years
—Licensed copyrights of reading content	49,200	Not exceeding 3 years, with a weighted-average amortization period of 2.34 years
Goodwill (2)	338,288
Financial assets — contingent returnable consideration (3)	18,211
Deferred tax liabilities (4)	(7,390)
Noncontrolling interests	(319,412)
Total	144,100

Note:

(1)	Net assets acquired included cash and cash equivalents with an amount of RMB10.9 million (US$1.6 million).
(2)

Goodwill arising from this acquisition was attributable to the synergies between Yitian Xindong and the Group’s multiple business streams, including digital reading, advertising and other events. The goodwill recognized was not expected to be deductible for income tax purpose.

(3)

The financial assets represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020.

(4)	Deferred tax liabilities represented the tax effect of the amortizable intangible assets from the Acquisition.

As of December 31, 2018, the Group has paid RMB73.0 million (US$10.6 million) in cash for the Acquisition and the remaining consideration of RMB71.1 million (US$10.4 million) will be paid within six months after the Acquisition. The Group has also received deposits of RMB14.2 million (US$2.1 million) from Telling Telecom for the price adjustment mechanisms mentioned above. See Note 13.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of Yitian Xingdong were presented because the effects of the business combination were not significant to the Company's consolidated results of operations.

On March 1, 2019, the Group exercised the Call Option. See Note 25.